Operating and Capital Leases (Predecessor)	12 Months Ended
Dec. 31, 2012
Predecessor
Operating and Capital Leases

13. Operating and Capital Leases

The Company has commitments under operating leases, principally for office space, with various expiration dates through 2023. As of December 31, 2012, the following summarizes future minimum lease payments due under non-cancelable operating leases for the years ended December 31,

Operating Leases
2013	$2,224
2014	1,582
2015	1,545
2016	1,422
2017	1,292
Thereafter	6,564
Total	$14,629

Rent expense for office and equipment is included in general and administrative expense in the Company’s consolidated statements of operations and was as follows:

	2011	2012
Rent expense	$2,419	$2,007

The Company has commitments under capital leases, principally for furniture and computer equipment, expiring through 2013. As of December 31, 2012, the following summarizes future minimum lease payments due under capital leases for the years ended December 31,

Capital Leases
2013	$745
$745